Document and Entity Information	9 Months Ended
Sep. 30, 2015
Document and Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Sep. 30, 2015
Entity Registrant Name	GREAT AMERICAN LIFE INSURANCE CO.
Entity Central Index Key	0000723258
Entity Filer Category	Non-accelerated Filer